MONEY MARKET TRUST
PROSPECTUS


The shares of Money Market Trust (the "Trust") offered by this prospectus represent interests in an open-end diversified management investment company (a mutual fund), investing in short-term money market securities to achieve stability of principal and current income consistent with stability of principal.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF TRUST EXPENSES                                                      1

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FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       6
  Regulatory Compliance                                                        6

TRUST INFORMATION                                                              6
------------------------------------------------------

  Management of the Trust                                                      6
  Distribution of Shares                                                       8
  Administration of the Trust                                                  8

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE TRUST                                                         9
------------------------------------------------------

  Share Purchases                                                              9
  Minimum Investment Required                                                 10
  Subaccounting Services                                                      10
  Certificates and Confirmations                                              10
  Dividends                                                                   10
  Capital Gains                                                               10

REDEEMING SHARES                                                              10
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  By Mail                                                                     11
  Telephone Redemption                                                        11
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       12
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  Voting Rights                                                               12
  Massachusetts Partnership Law                                               12

TAX INFORMATION                                                               13
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  Federal Income Tax                                                          13
  Pennsylvania Corporate and Personal
     Property Taxes                                                           13

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                  24

------------------------------------------------------

ADDRESSES                                                                     25
------------------------------------------------------


SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------

                   SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)....................................None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................None
Contingent Deferred Sales Charge (as a percentage of
original purchase price or redemption proceeds, as applicable)...........None
Redemption Fees (as a percentage of amount redeemed, if applicable)......None
Exchange Fee.............................................................None

                    ANNUAL TRUST OPERATING EXPENSES
                (As a percentage of average net assets)
Management Fee (after waiver)(1).........................................0.25%
12b-1 Fee................................................................None
Total Other Expenses.....................................................0.21%
  Shareholder Services Fee (after waiver)(2).............................0.05%
          Total Trust Operating Expenses(3)..............................0.46%

(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total Trust operating expenses would have been 0.81% absent the waiver of a portion of the management fee and the voluntary waiver of a portion of the shareholder services fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE                              1 year    3 years    5 years    10 years
You would pay the following expenses
on a $1,000 investment, assuming
(1) 5% annual return and (2)
redemption at the end of each time
period.............................. $5        $15        $26        $58

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 24.



YEAR ENDED JULY 31,
1995    1994    1993    1992    1991    1990    1989    1988    1987    1986
----------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD
$1.00  $ 1.00  $1.00  $1.00     $1.00  $1.00    $1.00   $1.00    $1.00  $1.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income
 0.05    0.03    0.03  0.04      0.07   0.08     0.09    0.07     0.06   0.07
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------
Distributions from net investment income
(0.05) (0.03)  (0.03) (0.04)   (0.07)  (0.08)  (0.09)  (0.07)   (0.06)  (0.07)
-----------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD
$1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00
-----------------------------------------------------------------------------
TOTAL RETURN (A)
5.42%  3.18%  3.00%  4.49%  7.05%  8.43%  8.93%  6.94%  5.98%  7.42%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------
Expenses
0.46%  0.46%  0.46%  0.46%  0.46%  0.46%  0.45%   0.45%  0.45%  0.45%
-----------------------------------------------------------------------------
 Net investment income
5.32%  3.11%  2.98%  4.40%  6.88%  8.14%  8.58%   6.72%  5.80%  7.17%
---------------------
 Expense waiver/
 reimbursement (b)
0.20%  --     --     --     ----     --     --     --      --     --
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets, end of period
 (000 omitted)
$507,272 $539,983 $712,577 $943,893 $956,538 $1,189,023 $1,649,683 $1,685,914
$1,747,618 $1,904,972

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease for the shareholder services fee is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 24, 1978. The Trust is designed for institutional investors such as banks, fiduciaries, custodians of public funds, and similar institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $25,000 within a 90-day period is required.


The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment policies and limitations set forth below cannot be changed by the Board of Trustees without shareholder approval.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of money market securities maturing in one year or less. As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Trust may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.

ACCEPTABLE INVESTMENTS. The Trust invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

       other money market instruments.

The Trust invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

     BANK INSTRUMENTS. The Trust only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Trust will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

     SHORT-TERM CREDIT FACILITIES. The Trust may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Trust treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.


RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."


REPURCHASE AGREEMENTS. Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Trust's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Trust will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Trust to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and market-ability of the underlying security.

DEMAND FEATURES. The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Trust may invest in restricted securities. Restricted securities are any securities in which the Trust may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, as a matter of operating policy which can be changed without shareholder approval, the Trust will limit investments in illiquid securities, including restricted securities (except for section 4(2) commercial paper), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.



The Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Trust through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper is quite liquid. The Trust intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the operating policy applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends to not subject such paper to the limitation applicable to restricted securities.


INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Trust will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Trust's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Trust will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Trust will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.40 of 1% of the Trust's average daily net assets. Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45 of 1% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The adviser has also undertaken to reimburse the Trust for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25 of 1% of the average daily net asset value of the Trust, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
      .15 of 1%                     on the first $250 million
     .125 of 1%                      on the next $250 million
      .10 of 1%                      on the next $250 million
     .075 of 1%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, Massachusetts, is transfer agent for the shares of the Trust, and dividend disbursing agent for the Trust. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT AUDITORS. The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) of the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE TRUST
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Money Market Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Money Market Trust to: Federated Services Company, Trust, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

     AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Money Market Trust, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: name of the Trust; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Trust. Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 3:00 p.m. (Eastern time).

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In the opinion of Houston, Houston & Donnelly, counsel to the Trust, shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.


OTHER STATE AND LOCAL TAXES. Shareholder are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Trust advertises its yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.
MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
VALUE
-------------  -----------------------------------------------------------------
-----------------  --------------
BANK NOTES--4.9%
--------------------------------------------------------------------------------
-----------------
               BANKING--4.9%
               -----------------------------------------------------------------
-----------------
$   5,000,000  Bank One, Milwaukee, WI N.A., 5.960%, 9/11/1995
$    5,000,330
               -----------------------------------------------------------------
-----------------
    5,000,000  Mellon Bank N.A., Pittsburgh, PA, 6.240%, 11/14/1995
5,000,000
               -----------------------------------------------------------------
-----------------
   15,000,000  State Street Bank and Trust Co., 5.980%, 9/6/1995
15,000,000
               -----------------------------------------------------------------
-----------------  --------------
               TOTAL BANK NOTES
25,000,330
               -----------------------------------------------------------------
-----------------  --------------
BANKERS ACCEPTANCE--1.0%
--------------------------------------------------------------------------------
-----------------
               BANKING--1.0%
               -----------------------------------------------------------------
-----------------
    5,000,000  Republic National Bank of New York, 5.661%, 1/8/1996
4,877,556
               -----------------------------------------------------------------
-----------------  --------------
               TOTAL BANKERS ACCEPTANCE
4,877,556
               -----------------------------------------------------------------
-----------------  --------------
(A) COMMERCIAL PAPER--55.2%
--------------------------------------------------------------------------------
-----------------
               BANKING--1.9%
               -----------------------------------------------------------------
-----------------
   10,000,000  Republic New York Corp., 5.717%, 1/25/1996
9,727,125
               -----------------------------------------------------------------
-----------------  --------------
               FINANCE-COMMERCIAL--30.1%
               -----------------------------------------------------------------
-----------------
   24,000,000  Asset Securitization Cooperative Corp., 5.739%-6.107%, 8/16/1995-
               10/26/1995
23,788,193
               -----------------------------------------------------------------
-----------------
   18,000,000  CIESCO, Inc., 5.727%-6.027%, 8/11/1995-10/13/1995
17,916,315
               -----------------------------------------------------------------
-----------------
   13,000,000  CIT Group Holdings, Inc., 5.778%-6.270%, 8/1/1995-12/19/1995
12,830,656
               -----------------------------------------------------------------
-----------------
   18,000,000  Corporate Asset Funding Co., Inc. (CAFCO), 5.766%-6.338%,
               9/22/1995-11/7/1995
17,768,272
               -----------------------------------------------------------------
-----------------
   20,000,000  Falcon Asset Securitization Corp., 5.794%-5.795%, 1/22/1996
19,455,767
               -----------------------------------------------------------------
-----------------
   21,000,000  General Electric Capital Corp., 5.747%-6.453%, 8/8/1995-12/4/1995
20,792,591
               -----------------------------------------------------------------
-----------------
   25,500,000  Preferred Receivables Funding Co. (PREFCO), 5.604%-5.873%,
               9/14/1995-1/10/1996
25,054,477
               -----------------------------------------------------------------
-----------------
   15,000,000  Sheffield Receivables Corp., 6.101%-6.108%, 8/10/1995-8/16/1995
14,967,500
               -----------------------------------------------------------------
-----------------  --------------
               Total
152,573,771
               -----------------------------------------------------------------
-----------------  --------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
VALUE
-------------  -----------------------------------------------------------------
-----------------  --------------
(A) COMMERCIAL PAPER--CONTINUED
--------------------------------------------------------------------------------
-----------------
               FINANCE-RETAIL--9.6%
               -----------------------------------------------------------------
-----------------
$  10,000,000  Associates Corp. of North America, 6.018%, 8/8/1995
$    9,988,469
               -----------------------------------------------------------------
-----------------
   25,000,000  Ford Credit Receivables Funding, Inc., 5.720%-6.037%, 8/18/1995-
               10/11/1995
24,895,826
               -----------------------------------------------------------------
-----------------
   13,800,000  New Center Asset Trust, 6.227%-6.609%, 8/11/1995-10/24/1995
13,701,133
               -----------------------------------------------------------------
-----------------  --------------
               Total
48,585,428
               -----------------------------------------------------------------
-----------------  --------------
               INSURANCE--5.6%
               -----------------------------------------------------------------
-----------------
    3,000,000  Marsh & McLennan Cos., Inc., 5.944%, 12/1/1995
2,941,338
               -----------------------------------------------------------------
-----------------
   25,899,000  Prospect Street Senior Portfolio, L.P., (Guaranteed by Financial
Security
               Assurance, Inc.), 5.806%-6.461%, 8/18/1995-10/18/1995
25,698,791
               -----------------------------------------------------------------
-----------------  --------------
               Total
28,640,129
               -----------------------------------------------------------------
-----------------  --------------
               OIL & OIL FINANCE--4.1%
               -----------------------------------------------------------------
-----------------
   11,000,000  Chevron Transport Corp., (Guaranteed by Chevron Corp.), 6.038%-
6.115%,
               8/7/1995-8/11/1995
10,982,471
               -----------------------------------------------------------------
-----------------
   10,000,000  Koch Industries, Inc., 5.851%, 8/1/1995
10,000,000
               -----------------------------------------------------------------
-----------------  --------------
               Total
20,982,471
               -----------------------------------------------------------------
-----------------  --------------
               PHARMACEUTICALS AND HEALTH CARE--1.0%
               -----------------------------------------------------------------
-----------------
    5,000,000  Schering Corp., (Guaranteed by Schering Plough Corp.), 6.455%,
               8/11/1995
4,991,319
               -----------------------------------------------------------------
-----------------  --------------
               TELECOMMUNICATIONS--2.9%
               -----------------------------------------------------------------
-----------------
   15,000,000  Ameritech Capital Funding Corp., (Guaranteed by Ameritech Corp.),
5.781%-5.801%,
               12/1/1995-1/22/1996
14,648,900
               -----------------------------------------------------------------
-----------------  --------------
               TOTAL COMMERCIAL PAPER
280,149,143
               -----------------------------------------------------------------
-----------------  --------------
(B) VARIABLE RATE OBLIGATIONS--32.9%
--------------------------------------------------------------------------------
-----------------
               BANKING--14.7%
               -----------------------------------------------------------------
-----------------
   21,615,000  Kenny, Donald R. and Cheryl A., (Huntington National Bank,
Columbus, OH LOC),
               5.890%, 8/3/1995
21,615,000
               -----------------------------------------------------------------
-----------------
    5,100,000  Melberger, Clifford K. and Ruth B., (PNC Bank, Northeast, PA
LOC), 5.869%,
               8/7/1995
5,100,000
               -----------------------------------------------------------------
-----------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
VALUE
-------------  -----------------------------------------------------------------
-----------------  --------------
(B) VARIABLE RATE OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------
-----------------
               BANKING--CONTINUED
               -----------------------------------------------------------------
-----------------
$   7,450,000  Scranton Times, L.P., (PNC Bank, Northeast, PA LOC), 5.869%,
               8/7/1995
$    7,450,000
               -----------------------------------------------------------------
-----------------
    7,300,000  Shamrock Communications, (PNC Bank, Northeast, PA LOC), 5.869%,
8/7/1995                 7,300,000
               -----------------------------------------------------------------
-----------------
   19,000,000  (+)SMM Trust, Series 1994-B, (Guaranteed by Morgan Guaranty Trust
Co., New York),
               6.205%, 8/11/1995
18,999,702
               -----------------------------------------------------------------
-----------------
    8,000,000  (+)SMM Trust, Series 1995-I, (Guaranteed by Morgan Guaranty Trust
Co., New York),
               5.895%, 8/1/1995
7,998,078
               -----------------------------------------------------------------
-----------------
    5,990,000  Westminster Village Terre Haute, Inc., (Huntington National Bank,
Columbus, OH
               LOC), 5.890%, 8/3/1995
5,990,000
               -----------------------------------------------------------------
-----------------  --------------
               Total
74,452,780
               -----------------------------------------------------------------
-----------------  --------------
               ELECTRICAL EQUIPMENT--4.5%
               -----------------------------------------------------------------
-----------------
    4,765,830  Marta Leasing Ltd., (Guaranteed by General Electric Co.), 5.869%,
               8/7/1995
4,765,830
               -----------------------------------------------------------------
-----------------
   18,209,791  Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
5.897%, 8/7/1995        18,209,791
               -----------------------------------------------------------------
-----------------  --------------
               Total
22,975,621
               -----------------------------------------------------------------
-----------------  --------------
               FINANCE-COMMERCIAL--3.9%
               -----------------------------------------------------------------
-----------------
   19,800,000  Money Market Auto Loan Trust, (Guaranteed by Cap MAC), 6.015%,
8/15/1995                19,800,000
               -----------------------------------------------------------------
-----------------  --------------
               FINANCE-RETAIL--4.9%
               -----------------------------------------------------------------
-----------------
   25,000,000  Carco Auto Loan Master Trust, Series 1993-2, Class A1, 5.785%,
               8/15/1995
25,000,000
               -----------------------------------------------------------------
-----------------  --------------
               INSURANCE--4.9%
               -----------------------------------------------------------------
-----------------
   25,000,000  (+)Peoples Security Life Insurance, 6.300%, 8/1/1995
25,000,000
               -----------------------------------------------------------------
-----------------  --------------
               TOTAL VARIABLE RATE OBLIGATIONS
167,228,401
               -----------------------------------------------------------------
-----------------  --------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
VALUE
-------------  -----------------------------------------------------------------
-----------------  --------------
(C) REPURCHASE AGREEMENTS--6.0%
--------------------------------------------------------------------------------
-----------------
$  22,000,000  Bear, Stearns and Co., Inc., 5.810%, dated 7/31/1995, due
8/1/1995                  $   22,000,000
               -----------------------------------------------------------------
-----------------
    1,000,000  Nikko Securities Co. International, Inc., 5.950%, dated
7/31/1995, due 8/1/1995          1,000,000
               -----------------------------------------------------------------
-----------------
    7,090,000  PaineWebber, Inc., 5.850%, dated 7/31/1995, due 8/1/1995
7,090,000
               -----------------------------------------------------------------
-----------------  --------------
               TOTAL REPURCHASE AGREEMENTS
30,090,000
               -----------------------------------------------------------------
-----------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST (D)
$  507,345,430
               -----------------------------------------------------------------
-----------------  --------------


(+) Restricted Securities--Investment in securities not registered under the Securities Act of 1933. At the end of the period, these securities had a total value of $51,997,780 and amounted to 10.2% of net assets.


 (a) Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

 (b) Current rate and next reset date shown.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($507,271,695) at July 31, 1995.

The following acronym is used throughout this portfolio:

LOC--Letter of Credit

(See Notes which are an integral part of the Financial Statements)
MONEY MARKET TRUST
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
-----------------
Investments in securities, at value
$  507,345,430
--------------------------------------------------------------------------------
-----------------
Cash
1,050,488
--------------------------------------------------------------------------------
-----------------
Income receivable
1,150,367
--------------------------------------------------------------------------------
-----------------
Receivable for shares sold
28,450
--------------------------------------------------------------------------------
-----------------  --------------
     Total assets
509,574,735
--------------------------------------------------------------------------------
-----------------
LIABILITIES:
--------------------------------------------------------------------------------
-----------------
Payable for shares redeemed
$    167,483
--------------------------------------------------------------------------------
---
Income distribution payable
2,024,425
--------------------------------------------------------------------------------
---
Accrued expenses
111,132
--------------------------------------------------------------------------------
---  ------------
     Total liabilities
2,303,040
--------------------------------------------------------------------------------
-----------------  --------------
NET ASSETS for 507,271,695 shares outstanding
$  507,271,695
--------------------------------------------------------------------------------
-----------------  --------------
NET ASSET VALUE, Offering Price, and Redemption Proceeds per Share:
($507,271,695 / 507,271,695 shares outstanding)
$1.00
--------------------------------------------------------------------------------
-----------------  --------------

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
------------------
Interest
$  31,954,692
--------------------------------------------------------------------------------
------------------
EXPENSES:
--------------------------------------------------------------------------------
------------------
Investment advisory fee
$  2,213,807
--------------------------------------------------------------------------------
----
Administrative personnel and services fee
418,963
--------------------------------------------------------------------------------
----
Custodian fees
170,647
--------------------------------------------------------------------------------
----
Transfer agent fees and dividend disbursing agent fees and expenses
40,012
--------------------------------------------------------------------------------
----
Directors'/Trustees' fees
13,114
--------------------------------------------------------------------------------
----
Auditing fees
14,365
--------------------------------------------------------------------------------
----
Legal fees
9,385
--------------------------------------------------------------------------------
----
Portfolio accounting fees
87,745
--------------------------------------------------------------------------------
----
Shareholder services fee
1,383,631
--------------------------------------------------------------------------------
----
Share registration costs
35,626
--------------------------------------------------------------------------------
----
Printing and postage
10,031
--------------------------------------------------------------------------------
----
Insurance premiums
33,300
--------------------------------------------------------------------------------
----
Taxes
11,697
--------------------------------------------------------------------------------
----
Miscellaneous
5,196
--------------------------------------------------------------------------------
----  ------------
     Total expenses
4,447,519
--------------------------------------------------------------------------------
----
Deduct--
----------------------------------------------------------------------
     Waiver of investment advisory fee                                  $
803,723
----------------------------------------------------------------------
     Waiver of shareholder services fee
1,106,903     1,910,626
----------------------------------------------------------------------  --------
----  ------------
          Net expenses
2,536,893
--------------------------------------------------------------------------------
------------------  -------------
               Net investment income
$  29,417,799
--------------------------------------------------------------------------------
------------------  -------------

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


YEAR ENDED JULY 31,

1995               1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $
29,417,799  $      19,609,778
----------------------------------------------------------------------------  --
---------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income
(29,417,799)       (19,609,778)
----------------------------------------------------------------------------  --
---------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of Shares
2,689,667,535      3,027,736,629
----------------------------------------------------------------------------
Net asset value of Shares issued to shareholders
in payment of distributions declared
4,510,492          3,874,627
----------------------------------------------------------------------------
Cost of Shares redeemed
(2,726,889,637)    (3,204,204,720)
----------------------------------------------------------------------------  --
---------------  -----------------
     Change in net assets resulting from share transactions
(32,711,610)      (172,593,464)
----------------------------------------------------------------------------  --
---------------  -----------------
          Change in net assets
(32,711,610)      (172,593,464)
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period
539,983,305        712,576,769
----------------------------------------------------------------------------  --
---------------  -----------------
End of period                                                                 $
507,271,695  $     539,983,305
----------------------------------------------------------------------------  --
---------------  -----------------

(See Notes which are an integral part of the Financial Statements)
MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.


     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Trust or in connection with another registered offering of the securities. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at July 31, 1995 is as follows:

                                                       Acquisition
Acquisition
SECURITY                                                   Date            Cost
SMM Trust Series 1994-B                                     9/7/94     $
18,995,501
SMM Trust Series 1995-I                                    5/31/95
7,997,684
Peoples Security Life Insurance                             7/6/95
25,000,000

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1995, capital paid-in aggregated $507,271,695. Transactions in shares were as follows:


YEAR ENDED JULY 31,

1995              1994
---------------------------------------------------------------------------  ---
-------------  ----------------
Shares sold
2,689,667,535     3,027,736,629
---------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared
4,510,492         3,874,627
---------------------------------------------------------------------------
Shares redeemed
(2,726,889,637)   (3,204,204,720)
---------------------------------------------------------------------------  ---
-------------  ----------------
     Net change resulting from share transactions
(32,711,610)     (172,593,464)
---------------------------------------------------------------------------  ---
-------------  ----------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .40 of 1% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed .45 of 1% of average daily net assets of the Trust.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain personal services for shareholders and to maintain the shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period plus out-of-pocket expenses.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Trust as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 1995 and 1994, and the financial highlights (see page 2 of the prospectus) for each of the years in the ten-year period ended July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Money Market Trust as of July 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP


Pittsburgh, Pennsylvania
September 15, 1995


ADDRESSES
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
Money Market Trust
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779
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Distributor
                          Federated Securities Corp.
Federated Investors Tower

Pittsburgh, PA 15222-3779
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Investment Adviser
                          Federated Research
Federated Investors Tower

Pittsburgh, PA 15222-3779
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Custodian
                          State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600
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Transfer Agent and Dividend Disbursing Agent
                          Federated Services Company
P.O. Box 8600

Boston, MA 02266-8600
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---------------------------------------

Independent Auditors
                          Deloitte & Touche LLP
2500 One PPG Place

Pittsburgh, PA 15222-5401
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---------------------------------------

MONEY MARKET TRUST
PROSPECTUS
An Open-End Management
Investment Company

September 30, 1995

609900105
8083102A (9/95)